ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2020
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2019	2020
Customer A	$4,184	$12,323
Customer B	28,123	11,353
Customer C	—	8,320
Others	2,875	9,052
Total	$35,182	$41,048
Less: Advances from customers – short-term portion	$33,028	$37,783
Advances from customers – long-term portion	$2,154	$3,265